Investment Objectives and Goals - First Trust WCM Focused Global Growth Fund	Dec. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	First Trust WCM Focused Global Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust WCM Focused Global Growth Fund (the "Fund") seeks to provide long-term capital appreciation.